Harbor Emerging Markets Select ETF Investment Strategy - Harbor Emerging Markets Select ETF	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets, plus borrowings for investment purposes, in securities of companies economically tied to emerging market countries, which the Fund defines as those countries included in the MSCI Emerging Markets Index (the “Index”). The investment strategy utilized by C WorldWide Asset Management Fondsmaeglerselskab A/S, the Fund’s subadvisor (the “Subadvisor”), identifies equity securities of companies of all market capitalizations for potential investment. In seeking to identify companies for the Fund’s portfolio, the Subadvisor conducts qualitative assessments of companies, including, among other criteria, each company’s business model, management, and financial and valuation metrics. The Subadvisor seeks to identify what it believes to be high-quality companies that are either market leaders or emerging leaders within their industries and countries. The Subadvisor characterizes these companies by their ability to generate high relative returns (as compared with those of a benchmark or peer firms) on invested capital over the long term (typically defined by the Subadvisor as five years or more). The Subadvisor aims to construct a portfolio of companies exposed to diverse structural growth themes (i.e., a variety of potential drivers of growth). The investment process generally results in a portfolio of 40-50 companies and, from time to time, may result in substantial investments in particular countries, geographic regions or sectors. Country, geographic region and sector allocations are the outcome of the Subadvisor’s stock selection process. The Subadvisor’s assessment of a company’s business practices includes a consideration of factors bearing on a company’s governance. In incorporating governance factors into its investment process, the Subadvisor seeks to invest in companies with strong management and governance structures. In the Subadvisor’s view, these are companies with strong corporate governance practices and ethics, laying the foundation for a sustainable business model. The Subadvisor’s assessment is based on its internal research as well as third-party data. The key governance considerations may vary depending on the industry, sector, geographic region or other factors and the business of each issuer. Governance factors may not be considered for every investment decision and the Fund may invest in a company that rates poorly on governance factors if it rates well on other criteria. The Subadvisor’s approach to portfolio selection is based on fundamental research informed by visiting companies, participating in investment workshops and seminars, generating proprietary research and reviewing third-party research. The Subadvisor’s fundamental evaluation of stocks is dependent on a combination of factors, including risk return considerations, market sentiment (i.e., the overall optimism or pessimism of investors with respect to a stock) and economic data. The Fund invests principally in common stock and may also invest in depositary receipts. The Fund may invest in foreign currencies and may engage in other foreign currency transactions in connection with investments in foreign issuers. The Fund is classified as non-diversified, which means that the Fund may invest in the securities of a smaller number of issuers than a diversified fund. The Subadvisor maintains a long-term investment horizon (which it generally defines as five years or more). The Subadvisor monitors investments for changes in the factors above, which may trigger a decision to sell a security, but does not require such a decision. The Subadvisor also may consider selling a security if the Subadvisor develops alternative investment ideas or in order to meet redemption requests.